12 Months Ended
Aug. 28, 2014
READY ASSETS U.S. TREASURY MONEY FUND
(the “Fund”)

Supplement dated July 28, 2015 to the
Prospectus of the Funds, dated August 28, 2014

The Board of Trustees of the Fund (the “Board”) has approved an investment policy for the Fund in order for the Fund to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes will become effective October 1, 2015. Accordingly, effective October 1, 2015, the Fund’s prospectus is amended as follows:

The section of the Fund’s prospectus entitled “Fund Overview—Key Facts About Ready Assets U.S. Treasury Money Fund—Principal Investment Strategies of the Fund” is deleted in its entirety and replaced with the following:

The Fund invests 100% of its total assets in cash, U.S. Treasury bills, notes, and other direct obligations of the U.S. Treasury. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), and other rules of the Securities and Exchange Commission (the “SEC”). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund’s investment manager, pursuant to guidelines approved by the Trust’s Board of Trustees.

The section of the Fund’s prospectus entitled “Fund Overview—Key Facts About Ready Assets U.S. Treasury Money Fund—Principal Risks of Investing in the Fund” is amended to delete “Regulatory Risk” and replace it with the following:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.